OTHER CURRENT ASSETS, NET (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Gross	$ 60,566	$ 62,451
Allowance	(36,490)	(37,462)	$ (33,352)	$ (31,571)
Net	24,076	24,989
Receivable from third party
Gross	31,980	33,147
Allowance	(26,577)	(27,464)
Net	5,403	5,683
Receivable from AM Advertising and its subsidiaries
Gross	20,729	21,218
Allowance	(7,493)	(7,669)
Net	13,236	13,549
Input VAT receivable
Gross	2,435	2,493
Net	2,435	2,493
Other prepaid expenses
Gross	3,623	3,710
Allowance	(1,451)	(1,338)
Net	2,172	2,372
Prepaid selling and marketing fees
Gross	461	518
Allowance	(346)	(354)
Net	115	164
Receivable from Non-controlling shareholders
Gross	654	669
Allowance	(509)	(521)
Net	145	148
Prepaid individual income tax and other employee advances
Gross	391	389
Allowance	(114)	(116)
Net	277	273
Others
Gross	49	50
Net	49	50
Short-term deposits
Gross	244	257
Net	$ 244	$ 257